STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Nov. 30, 2021	Nov. 08, 2021	Nov. 30, 2022	Aug. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, par or stated value per share	$ 0.0001			$ 0.0001
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Warrant exercise price	$ 0.01			$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000			50,000,000
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares issued	0			473,750
Common stock, shares outstanding	0			473,750
Sale of price per share	$ 11.50	$ 12.00		$ 11.50
Common stock excluding redemption shares	8,625,000			8,625,000
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Sale of price per share	$ 18.00			$ 18.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	5,000,000			5,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	2,156,250			2,156,250
Common stock, shares outstanding	2,156,250			2,156,250
Common stock shares subject to forfeiture	281,250
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Percentage of issued and outstanding shares	20.00%	20.00%
Common Class B [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock shares subject to forfeiture	281,250